Share-Based Compensation - Schedule of Restricted Share Activity (Detail) - Restricted Stock [Member] - $ / shares	9 Months Ended	12 Months Ended
	Jun. 30, 2025	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares, Unvested, Beginning Balance	975,415	736,891	1,172,493	1,006,206
Number of Shares, Granted	550,247	738,998	495,087	718,959
Number of Shares, Vested	(532,397)	(448,726)	(585,755)	(455,303)
Number of Shares, Forfeited	(29,575)	(51,748)	(344,934)	(97,369)
Number of Shares, Unvested, Ending Balance	963,690	975,415	736,891	1,172,493
Weighted-Average Grant Date Fair Value, Unvested, Beginning Balance	$ 1.83	$ 3.35	$ 4.43	$ 6.22
Weighted-Average Grant Date Fair Value, Granted	1.04	1.55	2.43	3.2
Weighted-Average Grant Date Fair Value, Vested	1.92	3.82	4.58	6.13
Weighted-Average Grant Date Fair Value, Forfeited	1.88	2.21	4.05	2.97
Weighted-Average Grant Date Fair Value, Unvested, Ending Balance	$ 1.32	$ 1.83	$ 3.35	$ 4.43